Income Taxes (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Operating Loss Carryforwards [Line Items]
PRC income tax rate	25.00%
Withholding income tax rate	10.00%
Withholding tax on dividends rate	5.00%
Reduction in deferred tax assets due to change in tax rate		$ 4.4
Cumulative tax loss carryforwards	$ 26.8
Valuation allowance increased (decreased)	3.0
Results of operations, revenue, other	2.3
Deferred Tax Liabilities			$ 0.7
Capital loss carryover available To offset future capital gains expires in 2024	0.4
United States
Operating Loss Carryforwards [Line Items]
Cumulative tax loss carryforwards	38.9
PRC/Hong Kong
Operating Loss Carryforwards [Line Items]
Cumulative tax loss carryforwards	$ 28.3